Property, plant and equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 20,768	$ 17,334
Accumulated Depreciation	15,705	14,214
Net Book Value	5,063	3,120
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	3,481	2,945
Accumulated Depreciation	2,796	2,575
Net Book Value	685	370
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	91	86
Accumulated Depreciation	88	85
Net Book Value	3	1
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	12,828	10,239
Accumulated Depreciation	8,800	7,713
Net Book Value	4,028	2,526
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	4,368	4,064
Accumulated Depreciation	4,021	3,841
Net Book Value	$ 347	$ 223